UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185
IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

January 31, 2012 (unaudited)

	Shares	Value

Investment Companies(a) - 98.3%

Aggregate Bond Funds - 13.5%
iShares Barclays Aggregate Bond Fund	145,990	$16,212,190
SPDR Barclays Capital Aggregate Bond ETF	6,013	349,776
Vanguard Total Bond Market ETF	198,511	16,688,820
Total Aggregate Bond Funds		33,250,786

Commodity Funds - 3.4%
iPath Dow Jones-UBS Commodity Index Total Return ETN*	3,474	149,382
iShares Silver Trust*	111,848	3,610,454
PowerShares DB Commodity Index Tracking Fund*	12,016	334,405
PowerShares DB Gold Fund*	70,158	4,251,575
Total Commodity Funds		8,345,816

Convertible Bond Fund - 9.6%
SPDR Barclays Capital Convertible Securities ETF	611,934	23,510,504

Corporate Bond Funds - 23.0%
iShares Barclays Credit Bond Fund	29,339	3,240,492
iShares iBoxx $ Investment Grade Corporate Bond Fund	459,399	53,382,164
Total Corporate Bond Funds		56,622,656

Currency Harvest Fund - 4.5%
PowerShares DB G10 Currency Harvest Fund*	453,043	11,126,736

Equity Funds - 12.2%
iShares MSCI EAFE Index Fund	300,598	15,673,180
SPDR S&P 500 ETF Trust	89,300	11,717,053
Vanguard MSCI EAFE ETF	84,742	2,741,403
Total Equity Funds		30,131,636

High Yield Corporate Bond Funds - 4.1%
iShares iBoxx $ High Yield Corporate Bond Fund	61,321	5,564,268
SPDR Barclays Capital High Yield Bond ETF	111,768	4,411,483
Total High Yield Corporate Bond Funds		9,975,751

Real Estate Fund - 1.1%
SPDR Dow Jones International Real Estate ETF	77,609	2,697,689

Treasury Inflation-Protected Security - 0.8%
iShares Barclays US Treasury Inflation Protected Securities Fund	15,720	1,876,339

U.S. Short-Term Treasury Bond Funds - 17.8%
iShares Barclays 1-3 Year Treasury Bond Fund	244,809	20,703,497
iShares Barclays Short Treasury Bond Fund	44,942	4,953,058
SPDR Barclays Capital 1-3 Month T-Bill ETF	86,280	3,953,350
Vanguard Short-Term Bond ETF	175,595	14,275,873
Total U.S. Short-Term Treasury Bond Funds		43,885,778

	Shares	Value

Investment Companies (continued)

U.S. Small Cap Equity Fund - 7.3%
iShares Russell 2000 Index Fund	228,346	$ 18,055,318

Volatility Fund - 1.0%
iPath S&P 500 VIX Mid-Term Futures ETN*	44,940	2,455,522

Total Investment Companies - 98.3%
(Cost $234,883,160)		241,934,531

Short-Term Investment - 1.6%

Money Market Fund - 1.6%
Dreyfus Treasury & Agency Cash Management 521 Institutional, 0.01%(b)
(Cost $4,016,317)	4,016,317	4,016,317
Total Investments - 99.9%
(Cost $238,899,477)		$245,950,848
Other Assets in Excess of Liabilities - 0.1%(c)		293,009
Net Assets - 100.0%		$246,243,857

*	Non-income producing securities.
(a)	All or a portion of the securities have been segregated as collateral for swap transactions. The total value of securities segregated amounted to $238,926,910.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2012.
(c)	Other Assets in Excess of Liabilities includes net unrealized appreciation (depreciation) on swap transactions.

1

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

Schedule of Investments (continued)

January 31, 2012 (unaudited)

Total return swap contracts outstanding at January 31, 2012:

	Annual
	Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
CurrencyShares Euro Trust	(2.45)%	7/06/2012	$ (11,927,130)	$-
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.51%	7/06/2012	87,505	-
iPath S&P 500 VIX Mid-Term Futures ETN	0.51%	7/06/2012	1,438,289	-
iShares Barclays 1-3 Year Treasury Bond Fund	0.51%	7/06/2012	12,127,084	-
iShares Barclays Aggregate Bond Fund	0.51%	7/06/2012	9,496,330	-
iShares Barclays Credit Bond Fund	0.51%	7/06/2012	1,898,194	-
iShares Barclays Short Treasury Bond Fund	0.51%	7/06/2012	2,901,278	-
iShares Barclays TIPS Bond Fund	0.51%	7/06/2012	1,099,067	-
iShares Dow Jones US Real Estate Index Fund	(1.07)%	7/06/2012	(7,830,244)	-
iShares iBoxx $ High Yield Corporate Bond Fund	0.51%	7/06/2012	3,259,290	-
iShares iBoxx $ Investment Grade Corporate Bond Fund	0.51%	7/06/2012	31,268,723	-
iShares JPMorgan USD Emerging Markets Bond Fund	(3.44)%	7/06/2012	(4,536,903)	-
iShares MSCI EAFE Index Fund	0.51%	7/06/2012	9,180,603	-
iShares MSCI Emerging Markets Index Fund	(0.50)%	7/06/2012	(12,130,702)	-
iShares Russell 2000 Index Fund	0.51%	7/06/2012	10,575,929	-
iShares Silver Trust	0.51%	7/06/2012	2,114,824	-
PowerShares DB Commodity Index Tracking Fund	0.51%	7/06/2012	195,867	-
PowerShares DB G10 Currency Harvest Fund	0.51%	7/06/2012	6,517,512	-
PowerShares DB Gold Fund	0.51%	7/06/2012	2,490,357	-
PowerShares Emerging Markets Sovereign Debt Portfolio	(4.97)%	7/06/2012	(1,741,960)	-
SPDR Barclays Capital 1-3 Month T-Bill ETF	0.51%	7/06/2012	2,315,697	-
SPDR Barclays Capital Aggregate Bond ETF	0.51%	7/06/2012	204,875	-
SPDR Barclays Capital Convertible Securities ETF	0.51%	7/06/2012	13,771,342	-
SPDR Barclays Capital High Yield Bond ETF	0.51%	7/06/2012	2,584,022	-
SPDR DB International Government Inflation Protected Bond ETF	(1.96)%	7/06/2012	(2,000,809)	-
SPDR Dow Jones International Real Estate ETF	0.51%	7/06/2012	1,580,155	-
SPDR Dow Jones REIT ETF	(0.53)%	7/06/2012	(3,359,846)	-
SPDR S&P 500 ETF Trust	0.51%	7/06/2012	6,863,333	-
Vanguard Emerging Markets ETF	(0.29)%	7/06/2012	(15,556,578)	-
Vanguard Europe Pacific ETF	0.51%	7/06/2012	1,605,789	-
Vanguard REIT ETF	(0.99)%	7/06/2012	(22,030,246)	-
Vanguard Short-Term Bond ETF	0.51%	7/06/2012	8,362,111	-
Vanguard Total Bond Market ETF	0.51%	7/06/2012	9,775,491	-
Net Unrealized Appreciation (Depreciation)				$-

All or a portion of the securities held by the Fund have been segregated as collateral for swap contracts. The net collateral posted for swap contracts was $238,926,910 at January 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Fair Value Measurement (unaudited)

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends fair value disclosure requirements by requiring an entity to: (i) disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and (ii) present separately information about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements (i.e. gross presentation). Additionally, ASU 2010-06 clarifies existing disclosure requirements related to the level of disaggregation for each class of assets and liabilities and disclosures about inputs and valuation techniques for fair value measurements classified as either Level 2 or Level 3. The new disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures requiring separate presentation of information about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of the new disclosure requirements in ASU 2010-06 did not have, and will not have, any impact on the Fund’s net asset value or results from operations.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Companies*	$241,934,531	$-	$-	$241,934,531
Short-Term Investment	4,016,317	-	-	4,016,317
Total	$245,950,848	$-	$-	$245,950,848

________________

* Please refer to the Schedule of Investments to view securities segregated by Fund type.

The cost basis of investments for Federal income tax purposes at January 31, 2012 was as follows (unaudited)*:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$239,693,967	$8,157,799	$(1,900,918)	$6,256,881

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 14, 2012

By:	/s/ David L. Fogel

David L. Fogel

Principal Financial Officer

Date:	March 14, 2012